Prospectus Supplement                                             212944  3/04

dated March 19, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entry with respect to Putnam VT Mid Cap Value Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio is replaced with the following:

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PUTNAM VT MID CAP VALUE FUND
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Small- and Mid-Cap Value Team
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Portfolio leaders          Since   Experience
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James A. Polk              2004    1998 - Present        Putnam Management
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Edward T. Shadek, Jr.      2004    1997 - Present        Putnam Management
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Portfolio member           Since   Experience
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J. Frederick Copper        2003    2001 - Present        Putnam Management
                                   Prior to Feb. 2001    Wellington Management
                                                         Company LLP
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PUTNAM INVESTMENTS

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